UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Redwheel Global Emerging Equity Fund

Institutional Class Shares - RWCEX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Redwheel Global Emerging Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND..

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Redwheel Global Emerging Equity Fund, Institutional Class Shares	$59	1.22%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$196,244,019	61	$1,068,992	53%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.0%
Congo, the Democratic Republic of	1.6%
United Kingdom	1.7%
Greece	2.4%
Vietnam	2.6%
Mexico	2.9%
Zambia	3.3%
Taiwan	6.6%
South Korea	6.8%
South Africa	9.1%
Brazil	10.0%
India	10.4%
China	38.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tencent Holdings	4.6%
BYD, Cl H	3.9%
MediaTek	3.8%
Samsung Electronics	3.4%
First Quantum Minerals	3.4%
Kuaishou Technology, Cl B	3.3%
Meituan, Cl B	3.1%
Taiwan Semiconductor Manufacturing	2.8%
Longfor Group Holdings	2.8%
Bharti Airtel	2.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-RWC-FUND.

  https://www.redwheel.com/us/en/accredited/funds-and-documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-RWC-FUND. to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RWCEX-SAR-2025

The Advisors' Inner Circle Fund III

Redwheel Global Emerging Equity Fund

Class I Shares - RWCIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class I Shares of the Redwheel Global Emerging Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND..

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Redwheel Global Emerging Equity Fund, Class I Shares	$66	1.36%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$196,244,019	61	$1,068,992	53%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.0%
Congo, the Democratic Republic of	1.6%
United Kingdom	1.7%
Greece	2.4%
Vietnam	2.6%
Mexico	2.9%
Zambia	3.3%
Taiwan	6.6%
South Korea	6.8%
South Africa	9.1%
Brazil	10.0%
India	10.4%
China	38.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tencent Holdings	4.6%
BYD, Cl H	3.9%
MediaTek	3.8%
Samsung Electronics	3.4%
First Quantum Minerals	3.4%
Kuaishou Technology, Cl B	3.3%
Meituan, Cl B	3.1%
Taiwan Semiconductor Manufacturing	2.8%
Longfor Group Holdings	2.8%
Bharti Airtel	2.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-RWC-FUND.

  https://www.redwheel.com/us/en/accredited/funds-and-documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-RWC-FUND. to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RWCIX-SAR-2025

The Advisors' Inner Circle Fund III

Ecofin Global Renewables Infrastructure Fund

Institutional Class Shares - ECOIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Ecofin Global Renewables Infrastructure Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND. This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ecofin Global Renewables Infrastructure Fund, Institutional Class Shares	$46	0.99%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$173,792,547	29	$483,482	13%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.5%
Denmark	1.2%
Belgium	1.4%
Brazil	2.1%
Japan	2.3%
Spain	4.1%
Portugal	4.3%
Germany	4.5%
Switzerland	5.0%
China	5.4%
United Kingdom	9.0%
Italy	13.5%
United States	41.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Clearway Energy Inc, Cl C	6.7%
Enel SPA	6.0%
ReNew Energy Global PLC, Cl A	5.9%
Exelon Corp	5.5%
Dominion Energy Inc	5.2%
BKW AG	5.0%
ERG SPA	5.0%
Avista Corp	4.8%
Constellation Energy Corp	4.6%
National Grid PLC	4.6%

Material Fund Changes

Effective March 26, 2025, the Ecofin Global Renewables Infrastructure Fund changed its fiscal year end to September 30.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-RWC-FUND

  https://www.redwheel.com/us/en/accredited/funds-and-documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-RWC-FUND to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

ECOIX-SAR-2025

The Advisors' Inner Circle Fund III

Ecofin Global Renewables Infrastructure Fund

Class A Shares - ECOAX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class A Shares of the Ecofin Global Renewables Infrastructure Fund (the "Fund") for the period from December 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND. This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ecofin Global Renewables Infrastructure Fund, Class A Shares	$39	1.24%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$173,792,547	29	$483,482	13%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.5%
Denmark	1.2%
Belgium	1.4%
Brazil	2.1%
Japan	2.3%
Spain	4.1%
Portugal	4.3%
Germany	4.5%
Switzerland	5.0%
China	5.4%
United Kingdom	9.0%
Italy	13.5%
United States	41.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Clearway Energy Inc, Cl C	6.7%
Enel SPA	6.0%
ReNew Energy Global PLC, Cl A	5.9%
Exelon Corp	5.5%
Dominion Energy Inc	5.2%
BKW AG	5.0%
ERG SPA	5.0%
Avista Corp	4.8%
Constellation Energy Corp	4.6%
National Grid PLC	4.6%

Material Fund Changes

Effective March 26, 2025, the Ecofin Global Renewables Infrastructure Fund changed its fiscal year end to September 30.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-RWC-FUND

  https://www.redwheel.com/us/en/accredited/funds-and-documents/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-RWC-FUND to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

ECOAX-SAR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel Global Emerging Equity Fund

Ecofin Global Renewables Infrastructure Fund

SEMI ANNUAL FINANCIALS AND OTHER INFORMATION

March 31, 2025

Investment Advisers:

RWC Asset Advisors (US) LLC

RWC Asset Management LP

THE ADVISORS’ INNER CIRCLE FUND III

MARCH 31, 2025

Table of Contents

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	11
Statements of Operations	13
Statements of Changes in Net Assets	16
Financial Highlights	19
Notes to Financial Statements	27
Other Information - (Form N-CSRS Items 8-11)(Unadited)	49

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL GLOBAL EMERGING

EQUITY FUND

MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1%
	Shares	Value
Argentina — 0.4%

Energy — 0.2%
YPF ADR *	10,092	$353,624

Financials — 0.2%
Grupo Financiero Galicia ADR	8,581	467,407

Total Argentina		821,031

Brazil — 8.4%

Consumer Discretionary — 1.7%
MercadoLibre *	1,740	3,394,514

Consumer Staples — 2.5%
Ambev	1,547,200	3,662,939
Raia Drogasil	369,200	1,233,750
		4,896,689

Energy — 2.2%
Petroleo Brasileiro ADR	303,025	4,345,378

Financials — 1.5%
Banco BTG Pactual	501,300	2,965,273

Industrials — 0.5%
Embraer ADR *	21,054	972,695

Total Brazil		16,574,549

Chile — 1.0%

Materials — 1.0%
Sociedad Quimica y Minera de Chile ADR	48,964	1,945,340

Total Chile		1,945,340

China — 38.3%

Communication Services — 9.7%
Kuaishou Technology, Cl B *	930,064	6,523,095
NetEase	164,384	3,377,376
NetEase ADR	1,153	118,667
Tencent Holdings	142,195	9,087,028
		19,106,166

Consumer Discretionary — 15.9%
Alibaba Group Holding ADR	35,743	4,726,297

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL GLOBAL EMERGING

EQUITY FUND

MARCH 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
China — (continued)
Alibaba Group Holding	233,703	$3,867,417
BYD	153,000	7,748,534
Li Auto, Cl A *	260,200	3,279,629
Li Auto ADR *	117,735	2,966,922
Meituan, Cl B *	304,300	6,124,173
PDD Holdings ADR *	19,881	2,352,916
		31,065,888

Financials — 1.9%
China International Capital	1,967,597	3,700,093

Industrials — 2.4%
Contemporary Amperex Technology, Cl A	134,840	4,719,431

Information Technology — 1.7%
Tongwei, Cl A	1,289,998	3,405,787

Materials — 1.7%
Zijin Mining Group	1,462,000	3,336,625

Real Estate — 5.0%
China Resources Land	592,223	1,964,818
Country Garden Services Holdings	2,652,856	2,360,004
Longfor Group Holdings	4,338,000	5,489,589
		9,814,411

Total China		75,148,401

Congo, Democratic Republic — 1.6%

Materials — 1.6%
Ivanhoe Mines, Cl A *	363,315	3,084,738

Total Congo, Democratic Republic		3,084,738

Ghana — 0.5%

Energy — 0.5%
Kosmos Energy *	201,818	460,145
Tullow Oil *	2,559,331	526,643
		986,788

Total Ghana		986,788

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL GLOBAL EMERGING

EQUITY FUND

MARCH 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Greece — 2.4%

Financials — 2.4%
Piraeus Financial Holdings	856,855	$4,703,432

Total Greece		4,703,432

India — 10.4%

Communication Services — 2.5%
Bharti Airtel	240,878	4,869,659

Financials — 3.4%
360 ONE WAM	52,945	581,622
ICICI Bank	293,799	4,617,939
SBI Life Insurance	78,319	1,412,697
		6,612,258

Industrials — 2.0%
GMR Airports Infrastructure *	1,733,322	1,525,083
InterGlobe Aviation *	39,320	2,343,446
		3,868,529

Real Estate — 2.5%
DLF	334,110	2,640,960
Macrotech Developers	169,031	2,358,319
		4,999,279

Total India		20,349,725

Indonesia — 1.0%

Financials — 1.0%
Bank Mandiri Persero	6,051,300	1,878,550

Total Indonesia		1,878,550

Luxembourg — 1.1%

Consumer Staples — 1.1%
Zabka Group *	393,080	2,103,048

Total Luxembourg		2,103,048

Mexico — 2.9%

Consumer Staples — 1.4%
Wal-Mart de Mexico	997,989	2,759,583

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL GLOBAL EMERGING

EQUITY FUND

MARCH 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Mexico — (continued)
Financials — 1.5%
Grupo Financiero Banorte, Cl O	421,900	$2,930,043

Total Mexico		5,689,626

Russia — –%

Energy — –%
Rosneft Oil PJSC (A)	292,949	—

Total Russia		–

South Africa — 9.1%

Communication Services — 2.0%
MTN Group	577,679	3,873,897

Financials — 3.4%
Capitec Bank Holdings	25,763	4,368,232
Standard Bank Group	185,369	2,414,600
		6,782,832

Materials — 3.7%
Gold Fields ADR	198,519	4,385,285
Impala Platinum Holdings *	401,385	2,754,731
		7,140,016

Total South Africa		17,796,745

South Korea — 6.8%

Communication Services — 1.3%
NAVER	19,203	2,509,521

Financials — 1.0%
KB Financial Group	37,258	2,019,522

Health Care — 1.1%
Samsung Biologics *	3,076	2,134,777

Information Technology — 3.4%
Samsung Electronics	167,139	6,626,305

Total South Korea		13,290,125

Taiwan — 6.6%

Information Technology — 6.6%
MediaTek	172,660	7,441,724

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL GLOBAL EMERGING

EQUITY FUND

MARCH 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Taiwan — (continued)
Taiwan Semiconductor Manufacturing	197,904	$5,573,569
		13,015,293

Total Taiwan		13,015,293

United Kingdom — 1.7%

Materials — 1.7%
Anglogold Ashanti	89,845	3,335,046

Total United Kingdom		3,335,046

Vietnam — 2.6%

Consumer Staples — 0.7%
Masan Group *	536,000	1,404,077

Materials — 1.5%
Hoa Phat Group JSC *	2,861,490	3,007,469

Real Estate — 0.4%
Vincom Retail JSC *	981,593	736,548

Total Vietnam		5,148,094

Zambia — 3.3%

Materials — 3.3%
First Quantum Minerals *	489,112	6,575,867

Total Zambia		6,575,867
TOTAL COMMON STOCK
(Cost $163,423,625)		192,446,398

PREFERRED STOCK — 1.6%

Brazil — 1.6%

Financials — 1.6%
Itau Unibanco Holding (B)	586,700	3,218,443

Total Brazil		3,218,443
TOTAL PREFERRED STOCK
(Cost $2,940,319)		3,218,443

TOTAL INVESTMENTS— 99.7%
(Cost $166,363,944)		$195,664,841

Percentages are based on Net Assets of $196,244,019.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL GLOBAL EMERGING

EQUITY FUND

MARCH 31, 2025 (UNAUDITED)

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR	American Depositary Receipt
Cl	Class
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Argentina	$821,031	$—	$—		$821,031
Brazil	16,574,549	—	—		16,574,549
Chile	1,945,340	—	—		1,945,340
China	10,164,802	64,983,599	—		75,148,401
Congo, Democratic Republic	3,084,738	—	—		3,084,738
Ghana	460,145	526,643	—		986,788
Greece	—	4,703,432	—		4,703,432
India	—	20,349,725	—		20,349,725
Indonesia	—	1,878,550	—		1,878,550
Luxembourg	—	2,103,048	—		2,103,048
Mexico	5,689,626	—	—		5,689,626
Russia‡	—	—	—	^	—	^
South Africa	4,385,285	13,411,460	—		17,796,745
South Korea	—	13,290,125	—		13,290,125
Taiwan	—	13,015,293	—		13,015,293
United Kingdom	3,335,046	—	—		3,335,046
Vietnam	—	5,148,094	—		5,148,094
Zambia	6,575,867	—	—		6,575,867
Total Common Stock	53,036,429	139,409,969	—	^	192,446,398
Preferred Stock
Brazil	3,218,443	—	—		3,218,443
Total Preferred Stock	3,218,443	—	—		3,218,443
Total Investments in Securities	$56,254,872	$139,409,969	$—	^	$195,664,841

† A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

‡ See Note 2.
^ Includes Securities in which the fair value is $0 or has been rounded to $0.

For more information on valuation inputs see Note 2 Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

ECOFIN GLOBAL RENEWABLES

INFRASTRUCTURE FUND

MARCH 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.4%
	Shares	Value
Belgium — 1.3%

Utilities — 1.3%
Elia Group SA/NV	26,082	$2,259,906

Total Belgium		2,259,906

Brazil — 2.1%

Utilities — 2.1%
Neoenergia SA	975,470	3,576,488

Total Brazil		3,576,488

China — 5.4%
Energy — 1.9%
China Suntien Green Energy Corp Ltd	6,889,782	3,371,449

Utilities — 3.5%
China Longyuan Power Group Corp Ltd	5,820,898	4,671,308
Xinyi Energy Holdings Ltd	10,976,475	1,341,417
		6,012,725

Total China		9,384,174

Denmark — 1.2%

Utilities — 1.2%
Orsted AS *	48,054	2,096,430

Total Denmark		2,096,430

Germany — 4.5%

Utilities — 4.5%
E.ON SE	514,048	7,751,569

Total Germany		7,751,569

Italy — 13.5%

Utilities — 13.5%
Enel SPA	1,278,616	10,362,027
ERG SPA	456,256	8,657,912
Terna - Rete Elettrica Nazionale	484,880	4,377,559
		23,397,498

Total Italy		23,397,498

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

ECOFIN GLOBAL RENEWABLES

INFRASTRUCTURE FUND

MARCH 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Japan — 2.3%
Utilities — 2.3%
RENOVA Inc *	944,005	$4,017,201

Total Japan		4,017,201

Portugal — 4.3%

Utilities — 4.3%
EDP SA	2,233,337	7,514,902

Total Portugal		7,514,902

Spain — 4.1%

Utilities — 4.1%
EDP Renovaveis SA	311,879	2,595,801
Iberdrola SA	280,740	4,528,824
		7,124,625

Total Spain		7,124,625

Switzerland — 5.0%

Utilities — 5.0%
BKW AG	49,529	8,662,332

Total Switzerland		8,662,332

Thailand — 0.5%

Utilities — 0.5%
Super Energy Corp PCL *	177,215,394	940,273

Total Thailand		940,273

United Kingdom — 7.3%

Utilities — 7.3%
Drax Group PLC	635,111	4,799,771
National Grid PLC	610,003	7,950,894
		12,750,665

Total United Kingdom		12,750,665

United States — 41.9%

Utilities — 41.9%
Avista Corp	198,566	8,313,958
Clearway Energy Inc, Cl C	386,703	11,705,500
Constellation Energy Corp	39,893	8,043,626
Dominion Energy Inc	161,648	9,063,603
Exelon Corp	207,326	9,553,582
NextEra Energy Inc	89,731	6,361,031

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

ECOFIN GLOBAL RENEWABLES

INFRASTRUCTURE FUND

MARCH 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — (continued)
Ormat Technologies Inc	66,356	$4,696,014
Public Service Enterprise Group Inc	59,066	4,861,132
ReNew Energy Global PLC, Cl A *	1,743,746	10,270,664
		72,869,110

Total United States		72,869,110

TOTAL COMMON STOCK
(Cost $161,273,242)		162,345,173

CLOSED-END FUND — 1.7%

United Kingdom — 1.7%

Energy — 1.7%
Greencoat UK Wind PLC/Funds	2,138,484	2,979,919

Total United Kingdom		2,979,919
TOTAL CLOSED-END FUNDS
(Cost $3,696,961)		2,979,919

RIGHTS — 0.1%

Belgium — 0.1%

Utilities — 0.1%
Elia Group SA/NV, Expires 04/06/25	26,082	127,121

Total Belgium		127,121
TOTAL RIGHTS
(Cost $—)		127,121

TOTAL INVESTMENTS— 95.2%
(Cost $164,970,203)		$165,452,213

Percentages are based on Net Assets of $173,792,547

*	Non-income producing security.

Cl	Class
Ltd.	Limited
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

ECOFIN GLOBAL RENEWABLES

INFRASTRUCTURE FUND

MARCH 31, 2025 (UNAUDITED)

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Belgium	$—	$2,259,906	$—	$2,259,906
Brazil	3,576,488	—	—	3,576,488
China	—	9,384,174	—	9,384,174
Denmark	—	2,096,430	—	2,096,430
Germany	—	7,751,569	—	7,751,569
Italy	—	23,397,498	—	23,397,498
Japan	—	4,017,201	—	4,017,201
Portugal	—	7,514,902	—	7,514,902
Spain	—	7,124,625	—	7,124,625
Switzerland	—	8,662,332	—	8,662,332
Thailand	940,273	—	—	940,273
United Kingdom	4,799,771	7,950,894	—	12,750,665
United States	72,869,110	—	—	72,869,110
Total Common Stock	82,185,642	80,159,531	—	162,345,173
Closed-End Fund
United Kingdom	—	2,979,919	—	2,979,919
Rights
Belgium	127,121	—	—	127,121
Total Investments in Securities	$82,312,763	$83,139,450	$—	$165,452,213

For more information on valuation inputs see Note 2 Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL GLOBAL EMERGING

EQUITY FUND

MARCH 31, 2025 (UNAUDITED)

Statements of Assets and Liabilities

	Redwheel Global Emerging Equity Fund	Ecofin Global Renewables Infrastructure Fund
Assets:
Investments, at Value (Cost $166,363,944 and $164,970,203)	$195,664,841	$165,452,213
Cash	–	7,858,939
Foreign Currency, at Value (Cost $– and $108)	–	113
Receivable for Investment Securities Sold	8,000,056	99
Dividend and Interest Receivable	308,798	101,906
Reclaim Receivable	75,824	437,915
Unrealized Appreciation on Foreign Spot Currency Contracts	6,723	–
Receivable for Capital Shares Sold	–	169,029
Other Prepaid Expenses	16,617	64,139
Total Assets	204,072,859	174,084,353
Liabilities:
Due to Custodian	6,144,316	–
Payable for Investment Securities Purchased	869,676	115,095
Accrued Foreign Capital Gains Tax on Appreciated Securities	554,671	–
Payable to Investment Adviser	164,215	117,916
Payable for Capital Shares Redeemed	60,086	39,524
Payable to Administrator	21,896	17,451
Chief Compliance Officer Fees Payable	1,928	1,820
Other Accrued Expenses and Other Payables	12,052	–
Total Liabilities	7,828,840	291,806
Commitments and Contingencies†
Net Assets	$196,244,019	$173,792,547
Net Assets Consist of:
Paid-in Capital	$236,005,007	$236,472,264
Total Accumulated Losses	(39,760,988)	(62,679,717)
Net Assets	$196,244,019	$173,792,547

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL GLOBAL EMERGING

EQUITY FUND

MARCH 31, 2025 (UNAUDITED)

Statements of Assets and Liabilities

	Redwheel Global Emerging Equity Fund		Ecofin Global Renewables Infrastructure Fund
Institutional Class Shares:
Net Assets		$93,971,696	$172,989,469
Outstanding Shares of beneficial interest (unlimited authorization — no par value)		8,439,086	18,939,736
Net Asset Value, Offering and Redemption Price Per Share		$11.14	$9.13
Class I Shares:
Net Assets		$102,272,323	N/A
Outstanding Shares of beneficial interest (unlimited authorization — no par value)		9,207,106	N/A
Net Asset Value, Offering and Redemption Price Per Share		$11.11	N/A
Class A Shares:
Net Assets		N/A	$803,078
Outstanding Shares of beneficial interest (unlimited authorization — no par value)		N/A	88,250
Net Asset Value, Offering and Redemption Price Per Share		N/A	$9.10
Maximum Offering Price (5.50%)	$	N/A	$9.63

†	See Note 5 in Notes to Financial Statements.
Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL GLOBAL EMERGING

EQUITY FUND

FOR THE SIX MONTHS ENDED

MARCH 31, 2025 UNAUDITED)

Statement of Operations

Investment Income:
Dividends	$1,808,714
Interest	48,023
Less: Foreign Taxes Withheld	(119,255)
Total Investment Income	1,737,482
Expenses:
Investment Advisory Fees	1,103,314
Administration Fees	135,866
Shareholder Serving Fees, Class I Shares	94,645
Trustees' Fees	6,456
Chief Compliance Officer Fees	3,487
Custodian Fees	72,964
Transfer Agent Fees	41,478
Professional Fees	27,023
Registration and Filing Fees	19,494
Printing Fees	9,831
Other Expenses	13,723
Total Expenses	1,528,281
Less:
Advisory Waiver Recapture (Note 5)	(34,322)
Fees Paid Indirectly (Note 4)	(388)
Net Expenses	1,493,571
Net Investment Income	243,911
Net Realized Gain (Loss) on:
Investments	(403,097)
Capital Gains Tax	(58,199)
Foreign Currency Transactions	(100,949)
Net Realized Loss	(562,245)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(16,471,625)
Foreign Capital Gains Tax on Appreciated Securities	546,416
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	2,347
Net Change in Unrealized Appreciation (Depreciation)	(15,922,862)
Net Realized and Unrealized Loss	(16,485,107)
Net Decrease in Net Assets Resulting from Operations	$(16,241,196)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

ECOFIN GLOBAL RENEWABLES

INFRASTRUCTURE FUND

FOR THE YEAR/PERIOD ENDED

MARCH 31, 2025 (UNAUDITED)

Statements of Operations

	Period Ended March 31, 2025(1)	Year Ended November 30, 2024
Investment Income:
Dividends	$1,910,501	$7,280,754
Interest	74,397	556,073
Less: Foreign Taxes Withheld	(67,988)	(621,299)
Total Investment Income	1,916,910	7,215,528
Expenses:
Investment Advisory Fees	496,881	1,933,178
Administration Fees	79,479	216,128
Trustees' Fees	4,248	20,563
Chief Compliance Officer Fees	2,011	10,192
Distribution Fees, Class A Shares	668	3,082
Transfer Agent Fees	35,033	74,153
Printing Fees	12,354	30,790
Custodian Fees	10,663	37,433
Audit Fees	9,629	42,420
Legal Fees	8,086	16,513
Registration and Filing Fees	7,047	61,976
Interest Expense	–	12,277
Other Expenses	12,780	18,251
Total Expenses	678,879	2,476,956
Less:
Waiver of Investment Advisory Fees (Note 5)	(13,399)	(8,278)
Fees Paid Indirectly (Note 4)	(9,030)	–
Net Expenses	656,450	2,468,678
Net Investment Income	1,260,460	4,746,850
Net Realized Gain (Loss) on:
Investments	(35,979,882)	(888,204)
Swap Contracts	–	4,392,091
Foreign Currency Transactions	(42,960)	(95,828)
Net Realized Gain (Loss)	(36,022,842)	3,408,059
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	25,412,727	19,262,805
Swap Contracts	–	(60,287)
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	13,077	104,163
Net Change in Unrealized Appreciation (Depreciation)	25,425,804	19,306,681
Net Realized and Unrealized Gain (Loss)	(10,597,038)	22,714,740
Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,336,578)	$27,461,590

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

ECOFIN GLOBAL RENEWABLES

INFRASTRUCTURE FUND

FOR THE YEAR/PERIOD ENDED

MARCH 31, 2025 (UNAUDITED)

(1)

For the period December 1, 2024 to March 31, 2025. Effective March 26, 2025, the Ecofin Global Renewables Infrastructure Fund changed its fiscal year end to September 30 (see Note 1 in the Notes to Financial Statements).

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL GLOBAL EMERGING

EQUITY FUND

Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net Investment Income	$243,911	$2,769,762
Net Realized Gain (Loss)	(562,245)	1,360,930
Net Change in Unrealized Appreciation (Depreciation)	(15,922,862)	30,385,498
Net Increase (Decrease) in Net Assets Resulting From Operations	(16,241,196)	34,516,190
Distributions:
Institutional Class Shares	(1,273,413)	(471,710)
Class I Shares	(1,260,823)	(672,294)
Total Distributions	(2,534,236)	(1,144,004)
Capital Share Transactions:(1)
Institutional Class Shares
Issued	5,484,749	39,425,185
Reinvestment of Distributions	698,246	359,995
Redeemed	(18,020,858)	(7,105,814)
Net Institutional Class Shares Transactions	(11,837,863)	32,679,366
Class I Shares
Issued	12,729,649	34,920,208
Reinvestment of Distributions	1,108,630	587,968
Redeemed	(45,909,419)	(22,819,832)
Net Class I Shares Transactions	(32,071,140)	12,688,344
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(43,909,003)	45,367,710
Total Increase (Decrease) in Net Assets	(62,684,435)	78,739,896
Net Assets:
Beginning of Period	258,928,454	180,188,558
End of Period	$196,244,019	$258,928,454

(1)	For share transactions, see Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

ECOFIN GLOBAL RENEWABLES

INFRASTRUCTURE FUND

Statements of Changes in Net Assets

	Period Ended March 31, 2025 (Unaudited)(1)	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income	$1,260,460	$4,746,850	$5,849,574
Net Realized Gain (Loss)	(36,022,842)	3,408,059	(28,153,809)
Net Change in Unrealized Appreciation (Depreciation)	25,425,804	19,306,681	(38,913,093)
Net Increase (Decrease) in Net Assets Resulting From Operations	(9,336,578)	27,461,590	(61,217,328)
Distributions:
Institutional Class Shares	(2,339,605)	(9,277,594)	(1,792,623)
Class A Shares	(7,893)	(44,511)	(11,439)
Return of Capital:
Institutional Class Shares	–	(761,478)	(8,054,111)
Class A Shares	–	(3,653)	(53,174)
Total Distributions	(2,347,498)	(10,087,236)	(9,911,347)
Capital Share Transactions:(2)
Institutional Class Shares
Issued	20,044,833	86,234,057	132,111,089
Reinvestment of Distributions	1,787,872	7,385,357	7,277,724
Redeemed	(94,215,942)	(83,914,031)	(191,448,918)
Net Institutional Class Shares Transactions	(72,383,237)	9,705,383	(52,060,105)
Class A Shares
Issued	30,444	161,012	624,487
Reinvestment of Distributions	7,893	48,104	64,558
Redeemed	(85,541)	(1,253,742)	(662,108)
Net Class A Shares Transactions	(47,204)	(1,044,626)	26,937
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(72,430,441)	8,660,757	(52,033,168)
Total Increase (Decrease) in Net Assets	(84,114,517)	26,035,111	(123,161,843)
Net Assets:
Beginning of Period	257,907,064	231,871,953	355,033,796
End of Period	$173,792,547	$257,907,064	$231,871,953

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

ECOFIN GLOBAL RENEWABLES

INFRASTRUCTURE FUND

(1)

For the period December 1, 2024 to March 31, 2025. Effective March 26, 2025, the Ecofin Global Renewables Infrastructure Fund changed its fiscal year end to September 30 (see Note 1 in the Notes to Financial Statements).

(2)	For share transactions, see Note 7 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL GLOBAL EMERGING

EQUITY FUND

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

Institutional Class Shares

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net Asset Value, Beginning of Year/ Period	$11.98		$10.45		$9.51	$16.10		$12.46		$11.25
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.02		0.15		0.09	0.23		0.04		(0.03)
Net Realized and Unrealized Gain (Loss)	(0.73)		1.45		0.91	(4.63)		3.64		1.30
Total from Investment Operations	(0.71)		1.60		1.00	(4.40)		3.68		1.27
Dividends and Distributions:
Net Investment Income	(0.13)		(0.07)		(0.06)	(0.31)		(0.04)		(0.06)
Capital Gains	—		—		—	(1.88)		—		—
Total Dividends and Distributions	(0.13)		(0.07)		(0.06)	(2.19)		(0.04)		(0.06)
Net Asset Value, End of Year/ Period	$11.14		$11.98		$10.45	$9.51		$16.10		$12.46
Total Return†	(5.83)%		15.42%		10.46%	(31.37)%		29.52%		11.29%
Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$93,972		$113,853		$66,159	$49,429		$61,658		$38,174
Ratio of Expenses to Average Net Assets (Including Waivers, Fees Paid Indirectly, and Reimbursements)	1.22	%††(1)	1.25	%(1)	1.25%	1.22	%(1)	1.25	%(1)	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly, and Reimbursements)	1.22	%††	1.24%		1.30%	1.21%		1.20%		1.26%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.31	%††	1.43%		0.89%	1.87%		0.24%		(0.30)%
Portfolio Turnover Rate	53%		105%		114%	136%		122%		139%

*	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL GLOBAL EMERGING

EQUITY FUND

Financial Highlights

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
(1)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL GLOBAL EMERGING

EQUITY FUND

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

Class I Shares

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020
Net Asset Value, Beginning of Year/ Period	$11.95		$10.43		$9.49	$16.07		$12.44		$11.23
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.01		0.13		0.08	0.25		0.02		(0.05)
Net Realized and Unrealized Gain (Loss)	(0.73)		1.45		0.90	(4.65)		3.64		1.31
Total from Investment Operations	(0.72)		1.58		0.98	(4.40)		3.66		1.26
Dividends and Distributions:
Net Investment Income	(0.12)		(0.06)		(0.04)	(0.30)		(0.03)		(0.05)
Capital Gains	—		—		—	(1.88)		—		—
Total Dividends and Distributions	(0.12)		(0.06)		(0.04)	(2.18)		(0.03)		(0.05)
Net Asset Value, End of Year/ Period	$11.11		$11.95		$10.43	$9.49		$16.07		$12.44
Total Return†	(5.99)%		15.25%		10.36%	(31.43)%		29.41%		11.24%
Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$102,272		$145,075		$114,030	$122,426		$243,401		$150,949
Ratio of Expenses to Average Net Assets (Including Waivers, Fees Paid Indirectly, and Reimbursements)	1.36	%††(1)	1.37	%(1)	1.34%	1.31	%(1)	1.34	%(1)	1.34%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly, and Reimbursements)	1.36	%††	1.36%		1.39%	1.30%		1.29%		1.36%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.14	%††	1.18%		0.74%	1.93%		0.13%		(0.40)%
Portfolio Turnover Rate	53%		105%		114%	136%		122%		139%

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL GLOBAL EMERGING

EQUITY FUND

Financial Highlights

††	Annualized.
(1)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

ECOFIN GLOBAL RENEWABLES

INFRASTRUCTURE FUND

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

Institutional Class Shares

	Period Ended March 31, 2025 (Unaudited)(1)		Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021	Period Ended November 30, 2020(2)
Net Asset Value, Beginning of Year/ Period	$9.48		$8.82	$11.34	$12.64	$11.42	$10.00
Income (Loss) from Investment Operations:
Net Investment Income	0.04	*	0.17 *	0.19	0.11	0.15 *	0.04
Net Realized and Unrealized Gain (Loss)	0.49		0.86	(2.37)	(0.84)	1.43	1.40
Total from Investment Operations	0.53		1.03	(2.18)	(0.73)	1.58	1.44
Dividends and Distributions:
Net Investment Income	(0.88)		(0.34)	(0.12)	(0.24)	(0.31)	(0.02)
Return of Capital	—		(0.03)	(0.22)	(0.12)	—	—
Capital Gains	—		—	—	(0.21)	(0.05)	—
Total Dividends and Distributions	(0.88)		(0.37)	(0.34)	(0.57)	(0.36)	(0.02)
Net Asset Value, End of Year/ Period	$9.13		$9.48	$8.82	$11.34	$12.64	$11.42
Total Return†	(11.84)%		11.78%	(19.47)%	(5.97)%	14.02%	14.43%
Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$172,990		$257,022	$230,043	$352,726	$368,864	$108,048
Ratio of Expenses to Average Net Assets (Including Waivers, Fees Paid Indirectly, and Reimbursements)	0.99	%††	0.96%	0.93%	0.91%	1.00%	1.00%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly, and Reimbursements)	1.01	%††	0.96%	0.93%	0.90%	0.96%	1.46%††
Ratio of Net Investment Income to Average Net Assets	1.28	%††	1.85%	1.95%	0.87%	1.26%	1.51%††
Portfolio Turnover Rate‡	13%		47%	61%	40%	41%	20%

*	Per share data calculated using the average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

ECOFIN GLOBAL RENEWABLES

INFRASTRUCTURE FUND

Financial Highlights

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized.
(1)

For the period December 1, 2024 to March 31, 2025. Effective March 26, 2025, the Ecofin Global Renewables Infrastructure Fund changed its fiscal year end to September 30 (see Note 1 in the Notes to Financial Statements).

(2)	The Class commenced operations on August 7, 2020.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

ECOFIN GLOBAL RENEWABLES

INFRASTRUCTURE FUND

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

Class A Shares

	Period Ended March 31, 2025 (Unaudited)(1)		Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021	Period Ended November 30, 2020(2)
Net Asset Value, Beginning of Year/ Period	$9.45		$8.81	$11.34	$12.65	$11.44	$9.72
Income (Loss) from Investment Operations:
Net Investment Income	0.03	*	0.13 *	0.17	0.16	0.13 *	0.03
Net Realized and Unrealized Gain (Loss)	0.48		0.88	(2.37)	(0.92)	1.44	1.70
Total from Investment Operations	0.51		1.01	(2.20)	(0.76)	1.57	1.73
Dividends and Distributions:
Net Investment Income	(0.86)		(0.37)	(0.12)	(0.23)	(0.31)	(0.01)
Return of Capital	—		(0.00)^	(0.21)	(0.11)	—	—
Capital Gains	—		—	—	(0.21)	(0.05)	—
Total Dividends and Distributions	(0.86)		(0.37)	(0.33)	(0.55)	(0.36)	(0.01)
Net Asset Value, End of Year/ Period	$9.10		$9.45	$8.81	$11.34	$12.65	$11.44
Total Return†	(11.98)%		11.53%	(19.66)%	(6.21)%	13.66%	17.82%
Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$803		$885	$1,829	$2,308	$4,983	$1,338
Ratio of Expenses to Average Net Assets (Including Waivers, Fees Paid Indirectly, and Reimbursements)	1.24	%††	1.20%	1.19%	1.16%	1.25%	1.25%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly, and Reimbursements)	1.27	%††	1.20%	1.19%	1.15%	1.21%	2.08%††
Ratio of Net Investment Income to Average Net Assets	1.11	%††	1.39%	1.70%	0.62%	1.01%	3.26%††
Portfolio Turnover Rate‡	13%		47%	61%	40%	41%	20%

*	Per share data calculated using the average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

ECOFIN GLOBAL RENEWABLES

INFRASTRUCTURE FUND

Financial Highlights

‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized.
^	Less than $0.005.
(1)

For the period December 1, 2024 to March 31, 2025. Effective March 26, 2025, the Ecofin Global Renewables Infrastructure Fund changed its fiscal year end to September 30 (see Note 1 in the Notes to Financial Statements).

(2)	The Class commenced operations on September 25, 2020.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

Notes to Financial Statements

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the Redwheel Global Emerging Equity Fund and Ecofin Global Renewables Infrastructure Fund (each a “Fund” and collectively the “Funds”). The investment objective of the Redwheel Global Emerging Equity Fund is to seek long-term capital appreciation. The investment objective of Ecofin Global Renewables Infrastructure Fund is to seek long-term total return derived principally from a combination of capital appreciation and income over time. The Redwheel Global Emerging Equity Fund is classified as a diversified investment company. The Ecofin Global Renewables Infrastructure Fund is classified as a “nondiversified” investment company, which means that the Fund may invest a larger percentage of the Fund’s assets in a smaller number of issuers than a diversified fund. RWC Asset Advisors (US) LLC serves as the investment adviser (the “Adviser”) for Redwheel Global Emerging Equity Fund and RWC Asset Management LLP serves as the investment adviser (the “Adviser”) for Ecofin Global Renewables Infrastructure Fund. The Redwheel Global Emerging Equity Fund currently offers Class N Shares, Class I Shares and Institutional Class Shares. As of March 31, 2025, only Class I and the Institutional Class have outstanding shares. Ecofin Global Renewables Infrastructure Fund currently offers Institutional Class Shares and Class A Shares. The Redwheel Global Emerging Equity Fund commenced operations on December 30, 2016. Ecofin Global Renewables Infrastructure Fund commenced operations on August 7, 2020. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Ecofin Global Renewables Infrastructure Fund operated as the (the “Ecofin Predecessor Fund”), a series of Managed Portfolio Series, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Ecofin Predecessor Fund on September 30, 2024 (the “Reorganization”).

The Reorganization closed effective September 30, 2024. As a result of the Reorganization, Class A Shares and Institutional Class Shares of the Fund assumed the performance and accounting history of Class A Shares and Institutional Class Shares of the Ecofin Predecessor Fund, respectively.

Effective March 26, 2025, the Ecofin Global Renewables Infrastructure Fund changed its fiscal year end to September 30.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ Stock Market (the “NASADQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Advisers of the Funds become aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, they may request that a Committee meeting be called.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

Committee is exceeded on a specific day, the Funds value its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

For details of investment classifications, reference the Schedules of Investments.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of financial markets. The ultimate fallout and long-term impact from these events are not known. From the start of the conflict in Ukraine until March 31, 2025, Russian-held investments held by the fund were fair valued to nil due to sanctions and inaccessibility of the market.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent)

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during period ended March 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2025, the Funds did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country's tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser's expense limitation agreement.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The Redwheel Global Emerging Equity Fund has accrued foreign capital gain tax in the amount of $554,671 presented on the Statements of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

During the period ended November 30, 2024, the Ecofin Global Renewables Infrastructure Fund reallocated the amount of return of capital recognized based on the 2023 tax reporting information received. The impact of this adjustment is an increase to return of capital by approximately $899,789.

Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocated distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Equity-Linked Warrants — The Funds may invest in equity-linked and index-linked warrants. Equity-linked warrants provide a way for investors to access markets where entry is difficult or costly. A Fund purchases the equity-linked and index-linked warrants from a broker, who in turn is expected to purchase shares in the local market and issue a call warrant hedged on the underlying holdings. If the Fund exercises its call and closes its position, the shares are expected to be sold and the warrant redeemed with the proceeds. Each warrant typically represents one share of the underlying stock or basket of stocks representing the index. Therefore, the price, performance and liquidity of the warrant are all linked to the underlying stock or index, less transaction costs. Equity-linked warrants are generally valued at the closing price of the underlying securities, then adjusted for stock dividends declared by the underlying securities. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. A Fund may also purchase warrants, issued by banks and other financial institutions, whose values are based on the values from time to time of one or more securities indices.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Funds may also engage in currency transactions to enhance the Funds’ returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realizes gains and

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There were no open forward foreign currency contracts as of March 31, 2025.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. There were no open swap contracts as of March 31, 2025.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board. For the period ended March 31, 2025 the Redwheel Global Emerging Equity Fund and Ecofin Global Renewables Infrastructure Fund were allocated CCO fees totaling $3,487 and $2,011, respectively.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2025, the Redwheel Global Emerging Equity Fund and Ecofin Global Renewables Infrastructure Fund paid $135,866 and $79,479 for these services, respectively.

The Redwheel Global Emerging Equity Fund has adopted the Distribution Plan (the “Redwheel Plan”) for the Class N Shares of this Fund. Under the Redwheel Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Class N Shares. The Ecofin Global Renewables Infrastructure Fund has adopted the Distribution Plan (the “Ecofin Plan”) for the Class A Shares (the “Redwheel Plan and the Ecofin Plan hereinafter referred to collectively as the “Plans”) of this Fund. Under the Ecofin Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Class A Shares. Under each of the Plans, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. Each Plan is characterized as a compensation plan since the distribution fee under the Plan will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate each Plan in accordance with that Plan’s terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges. For the period ended March 31, 2025, no said distribution fees were incurred under either Plan.

The Redwheel Global Emerging Equity Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.09% of average daily net assets of the Class N Shares and 0.09% of average daily net assets of Class I Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. For the period ended March 31, 2024, the Fund paid $94,645 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Fund. For the period ended March 31, 2025, the Redwheel Global Emerging Equity Fund and Ecofin Global Renewables Infrastructure Fund paid fees totaling $72,964 and $10,663, respectively for these services.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Funds under the transfer agency agreement with the Trust. The Funds earned cash management credits of $388 and $9,029, which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statements of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Advisers provide investment advisory services to the Redwheel Global Emerging Equity Fund and the Ecofin Global Renewables Infrastructure Fund at a fee computed daily at an annual rate of 0.90% and 0.75% respectively, of the Funds’ average daily net assets. As of March 31, 2025, the fees for these services were $1,068,992 and $483,482 for the Redwheel Global Emerging Equity Fund and the Ecofin Global Renewables Infrastructure Fund, respectively.

RWC Asset Advisors (US) LLC (the “Adviser”), for the Redwheel Global Emerging Equity Fund’s investment adviser, previously entered into an expense limitation agreement with respect to the Fund (the “Expense Limitation Agreement”), pursuant to which agreement: (i) the Adviser previously had agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding certain expenses) from exceeding 1.25% of the average daily net assets of each of the Fund’s share classes; and (ii) the agreement could be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, through the close of business on January 29, 2024 (the “Expense Limitation”). Effective as of the close of business on January 29, 2024, the Adviser terminated the Adviser’s Expense Limitation Agreement with respect to the Fund.

Pursuant to the now-terminated Expense Limitation Agreement, the Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. As of March 31, 2025, the fees which previously had been waived and reimbursed to the Fund by the Adviser and which may be subject to possible future reimbursement, up to the expense cap in place at the time that the expenses were waived and reimbursed to the Fund, to the Adviser were $47,375 expiring in 2025, $59,460 expiring in 2026. The amount recovered in the period ended March 31, 2025 was $74,422.

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

Effective September 30, 2024, RWC Asset Management LLP (the “Adviser”), for the Ecofin Global Renewables Infrastructure Fund’s investment adviser, entered into an expense limitation agreement with respect to the Fund (the “Expense Limitation Agreement”), pursuant to which agreement: (i) the Adviser previously had agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding certain expenses) from exceeding 1.00% of the average daily net assets of each of the Fund’s share classes; and (ii) the agreement could be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, through the close of business on September 30, 2026 (the “Expense Limitation”).

The Predecessor Adviser also had agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Ecofin Predecessor Fund’s total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Ecofin Predecessor Fund invested, and extraordinary expenses, including litigation expenses not incurred in the Ecofin Predecessor Fund’s ordinary course of business) from exceeding 1.00%, expressed as a percentage of average daily net assets of each share class.

The Adviser has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, distribution and/or service (12b-1) fees, shareholder servicing fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)).

Pursuant to the Expense Limitation Agreement, the Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. As of November 30, 2024, the fees which were waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund, to the Adviser were $20,446 expiring in 2028. During the period ended March 31, 2025, the Fund did not incur any recoupments and the Predecessor Advisor may not receive recoupments.

The purchases of the Fund’s A Class Shares of $1 million or more are not subject to a sales charge at the time of purchase, but generally are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 12 months of purchase. This CDSC will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

6. Investment Transactions:

For the period ended March 31, 2025, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments were:

	Purchases	Sales
Redwheel Global Emerging Equity Fund	$119,488,224	$165,247,878
Ecofin Global Renewables Infrastructure Fund	26,115,138	96,574,502

There were no purchases or sales of long-term U.S. Government securities

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

7. Capital Share Transactions:

Capital share transactions were as follows:

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Redwheel Global Emerging Equity Fund
Institutional Class Shares
Issued	498,477	3,768,310
Reinvestment of Distributions	66,754	33,488
Redeemed	(1,626,714)	(633,972)
Total Institutional Class Shares Transactions	(1,061,483)	3,167,826
Class I Shares
Issued	1,126,968	3,265,959
Reinvestment of Distributions	106,191	54,746
Redeemed	(4,169,497)	(2,112,551)
Total Class I Shares Transactions	(2,936,338)	1,208,154
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(3,997,821)	4,375,980

	Period Ended March 31, 2025 (Unaudited)	Year Ended November 30, 2024	Year Ended November 30, 2023
Ecofin Global Renewables Infrastructure Fund
Institutional Class Shares
Issued	2,257,901	9,431,916	13,550,530
Reinvestment of Distributions	202,432	785,408	745,840
Redeemed	(10,639,243)	(9,175,271)	(19,329,343)
Total Institutional Class Shares Transactions	(8,178,910)	1,042,053	(5,032,973)
Class A Shares
Issued	3,410	17,322	62,638
Reinvestment of Distributions	897	5,120	6,694
Redeemed	(9,710)	(136,246)	(65,349)
Total Class A Shares Transactions	(5,403)	(113,804)	3,983
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(8,184,313)	928,249	(5,028,990)

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

8. Derivative Transactions:

The effect of derivative instruments on the Statement of Operations for the year ended November 30, 2024, was as follows:

	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Ecofin Global Renewables Infrastructure Fund
Equity contracts	$—	$—	$4,392,091	$—	$—	$4,392,091

Change in unrealized appreciation (depreciation) on derivatives recognized:

	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Ecofin Global Renewables Infrastructure Fund
Equity contracts	$—	$—	$(60,287)	$—	$—	$(60,287)

The following table discloses the volume of the Fund’s swap contracts activity during the year ended November 30, 2024:

Ecofin Global Renewables Infrastructure Fund
Average Quarterly Market Value Balance Long	$7,533,665
Average Quarterly Market Value Balance Short	7,380,827

9. Federal Tax Information:

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The tax character of dividends and distributions paid during the years ended September 30, 2024 and 2023 were as follows:

	Ordinary Income	Total
Redwheel Global Emerging Equity Fund
2024	$1,144,004	$1,144,004
2023	814,200	814,200

The tax character of dividends and distributions paid during the years ended November 30, 2024 and 2023 were as follows:

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

	Ordinary Income	Return of Capital	Total
Ecofin Global Renewables Infrastructure Fund
2024	$9,322,105	$765,131	$10,087,236
2023	1,804,062	8,107,285	9,911,347

As of September 30, 2024, and November 30, 2024 the components of Accumulated Losses on a tax basis were as follows:

	Redwheel Global Emerging Equity Fund	Ecofin Global Renewables Infrastructure Fund
Undistributed Ordinary Income	$2,533,395	$–
Capital Loss Carryforwards	(59,538,280)	(9,643,660)
Unrealized Appreciation (Depreciation)	36,019,333	(41,351,981)
Other Temporary Differences	(4)	–
Total Accumulated Losses	$(20,985,556)	$(50,995,641)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Redwheel Global Emerging Equity Fund	$54,678,608	$4,859,672	$59,538,280
Ecofin Global Renewables Infrastructure Fund	–	9,643,660	9,643,660

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales and PFIC Mark to Market. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (including foreign currency) by the Funds at March 31, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Redwheel Global Emerging Equity Fund	$166,363,944	$38,725,115	$(9,424,218)	$29,300,897
Ecofin Global Renewables Infrastructure Fund	164,970,203	17,565,378	(17,083,368)	482,010

10. Concentration of Shareholders:

At March 31, 2025, the percentage of total shares outstanding, held by shareholders owning 10% or greater of the aggregate total shares outstanding, for each share class, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

	No. of Shareholders	% Ownership
Redwheel Global Emerging Equity Fund, Institutional Class Shares	4	82%
Redwheel Global Emerging Equity Fund, Class I Shares	2	75%
Ecofin Global Renewables Infrastructure Fund, Institutional Class Shares	2	79%
Ecofin Global Renewables Infrastructure Fund, Class A Shares	2	55%

11. Concentration of Risks:

As with all mutual funds, there is no guarantee that either Fund will achieve its investment objective. You could lose money by investing in either Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Market Risk (Ecofin Global Renewables Infrastructure Fund) – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Equity Securities Risk – Since each of the Funds purchases equity securities, each Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Renewable Energy Company Risk (Ecofin Global Renewables Infrastructure Fund) – Because the Fund invests in renewable energy companies, the value of Fund shares may be affected by events that adversely affect that industry, such as technology shifts, short product lifecycles, falling prices and profits, competition and general economic conditions, and may fluctuate more than that of a fund that does not concentrate in sustainable energy solutions companies.

Adviser Risk (Ecofin Global Renewables Infrastructure Fund) – The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

Concentration Risk (Ecofin Global Renewables Infrastructure Fund) – The Fund’s strategy of focusing its investments in Renewable Infrastructure companies means that the performance of the Fund will be closely tied to the performance of the renewable electricity and utility infrastructure industry. The Fund’s focus in this industry presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with any investment focus is that the Fund may be adversely affected if one or two of its investments perform poorly.

Energy Infrastructure Industry Risk (Ecofin Global Renewables Infrastructure Fund) – Companies in the energy infrastructure industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry, including, but not limited to risks associated with companies owning power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks.

Renewable Energy Infrastructure Industry Risk (Ecofin Global Renewables Infrastructure Fund) – Companies in the renewable energy infrastructure industry are subject to many business, economic, environmental, and regulatory risks that can adversely affect the costs, revenues, profits, and viability of companies in the industry. These risks include, but are not limited to, the following: volatility in competing commodity prices and changes in supply and demand, which may affect the volume of energy commodities transported, processed, stored and or distributed; specific risks associated with companies owning and/or operating renewable energy or utility transmission systems; operating risks including outages, structural and maintenance, impairment and safety problems; changes in the regulatory environment at federal, state and local levels, and in foreign markets; environmental regulation and liability risk; terrorism risk; extreme weather and other natural disasters; and capital markets risk, resulting in a higher capital costs or impacting growth and access to capital.

New Technology Risk (Ecofin Global Renewables Infrastructure Fund) – New technologies used in renewable energy have a shorter commercial experience vs traditional energy production technologies. Also, advancements in renewable energy may create disruptive competitive threats to both incumbent technologies, such as centralized electric transmission and distribution networks; in progressively more efficient or lower cost versions of existing renewable technology, or possibly advancements or innovations in competing renewable technology.

ESG Risk (Ecofin Global Renewables Infrastructure Fund) – A company’s ESG score is one factor considered by the Adviser when determining whether to buy or sell a security. The Fund may purchase and hold securities that present ESG risks. The evaluation of ESG factors is often subjective and the Adviser may not identify or evaluate every relevant ESG factor with respect to every investment. As a result, the ESG evaluation performed by the Adviser may differ from the evaluations made by other investment advisers and may not reflect the beliefs or values of any particular investor. In addition, the evaluation of ESG factors and implementation of ESG-related investment restrictions (i.e., screens) rely on the availability of timely, complete and accurate ESG data being reported by issuers and/or third-party research providers, and ESG-related data is often based on estimates or assumptions. The Adviser’s ability to evaluate and assess ESG factors and the successful implementation of ESG-related investment restrictions may be limited or compromised to the extent relevant data is unavailable or inaccurate. The integration of ESG considerations may also cause the Fund to perform differently compared to accounts that do not integrate ESG considerations. For example, ESG considerations may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so. Further, an increased focus on ESG or sustainability investing in recent years may have led to increased valuations of certain issuers with higher ESG profiles. A reversal of that trend could result in losses with respect to investments in such issuers.

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

Non-Diversified Fund Risk (Ecofin Global Renewables Infrastructure Fund) – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. Accordingly, the limited number of issuers in which the Fund invests means that each issuer has a proportionately greater impact on the Fund’s returns. However, the Fund intends to satisfy the asset diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Foreign Securities Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

ADR Risk (Ecofin Global Renewables Infrastructure Fund) – Investments in ADRs may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based.

Emerging and Frontier Markets Securities Risk – A Fund’s investments in emerging or frontier markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging and frontier markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging and frontier market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Large-Cap Company Risk (Ecofin Global Renewables Infrastructure Fund) – If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

Small-Cap and Mid-Cap Capitalization Company Risk – The small- and mid-capitalization companies in which each of the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small and medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Debt Securities Risk (Ecofin Global Renewables Infrastructure Fund) – The prices of the Fund’s fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets.

Government-Sponsored Entities Risk (Ecofin Global Renewables Infrastructure Fund) – The Fund may invest in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

Foreign Currency Risk – (Redwheel Global Emerging Equity Fund) As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

REIT Risk (Ecofin Global Renewables Infrastructure Fund) – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Risks of Investing In Other Investment Companies and RIC Compliance Risk – To the extent that a Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

For any taxable year the Fund fails to qualify as a RIC, the Fund’s taxable income will be subject to federal income tax at regular corporate rates. The resulting increase to the Fund’s expenses will reduce its performance and its income available for distribution to shareholders.

Rights and Warrants Risk – Investments in rights or warrants by a Fund involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Initial Public Offering (“IPO”) Risk (Ecofin Global Renewables Infrastructure Fund) – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Cybersecurity Risk (Ecofin Global Renewables Infrastructure Fund) – The Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s operations, potentially resulting in financial losses to the Fund and its shareholders.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Credit Risk (Ecofin Global Renewables Infrastructure Fund) - The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

U.S. Government Securities Risk (Ecofin Global Renewables Infrastructure Fund) — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Preferred Stock Risk (Ecofin Global Renewables Infrastructure Fund) – Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Tax Risk (Ecofin Global Renewables Infrastructure Fund) – Income from certain exchange traded products that invest in commodities and other non-security based asset classes, as well as direct investments in such alternative asset classes such as gold, may not be qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a RIC under Subchapter M of the Code. The Fund will seek to restrict its income from direct investments in such alternative investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s Statement of Additional Information (the “SAI”) for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity investments and other non-security based instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund’s pursuit of its investment objective will potentially be limited by the Fund’s intention to qualify for treatment as a RIC. The Fund can make certain investments, the treatment of which is unclear under the Code and could adversely affect the Fund’s ability to qualify as a RIC.

Derivatives Risk – The Ecofin Fund’s use of options, equity-linked notes and swaps, futures contracts, and hedging is subject to correlation risk, leverage risk, liquidity risk, and market risk. The Redwheel Fund’s use of equity-linked notes and swaps for all purposes, including speculative purposes, is subject to market risk, correlation risk, credit risk, valuation risk, and liquidity risk. The Redwheel Fund’s use of swaps also is subject to leverage risk.

Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate, or index.

Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and also may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably (market risk is described in greater detail elsewhere in this section).

Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation (credit risk is described in greater detail elsewhere in this section).

Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which these instruments relate.

Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Futures Contracts Risk – The price of a futures contract may change rapidly in response to changes in the markets and the general economic environment. Futures investments may result in investment exposures that are greater than their cost would suggest, meaning that a small investment in futures could have a large potential effect on the performance of the Fund. Generally, the purchase of a futures contract will increase the Fund’s exposure to the volatility of the underlying asset while the value of a futures contract that is sold will perform inversely to the underlying asset. The successful use of futures by the Fund will be subject to the Adviser’s ability to predict correctly movements in the direction of relevant markets, as well as interest rates, currency exchange rates and other economic factors.

Options Risk – Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Swap Agreements Risk – A swap is a derivative that provides leverage, allowing the Fund to obtain exposure to an underlying asset, reference rate or index in an amount that is greater than the amount the Fund has invested. By using swap agreements, the Fund is exposed to counterparty credit risk. The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the assets, reference rates or indices underlying the swap agreements than if the Fund had made direct investments in such assets, reference rates or indices.

Hedging Risk – It is not possible to hedge fully or perfectly against any risk. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased.

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

Geographic Focus Risk (Redwheel Global Emerging Equity Fund) – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Risk of Investing in China (Redwheel Global Emerging Equity Fund) – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests.

Investment Style Risk (Redwheel Global Emerging Equity Fund) – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Private Placements Risk (Redwheel Global Emerging Equity Fund) – Investment in privately placed securities may be less liquid than investments in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Stock Connect Investing Risk (Redwheel Global Emerging Equity Fund) – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

Shareholder Concentration Risk – A large percentage of the Fund’s shares may be held by a small number of shareholders at any time. During any such time, a large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

12. Indemnifications:

In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Line of Credit

The Ecofin Global Renewables Infrastructure Fund has established a line of credit (“LOC”) in the amount of $150,000,000. Borrowings under the loan agreement are charged an interest rate equal to prime, 8.50% as of March 31, 2025. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with U.S. Bank, N.A. For the period ended March 31, 2025, there were no borrowings outstanding in the Fund and the LOC remains open.

14. Recent Accounting Pronouncement:

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as the Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel/Ecofin

MARCH 31, 2025 (UNAUDITED)

15. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL/ECOFIN

MARCH 31, 2025

OTHER INFORMATION - (FORM N-CSRS ITEMS 8-11) (Unadited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

RWC Global Emerging Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-RWC-FUND

Ecofin Global Renewables Infrastructure Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-RWC-FUND

Investment Advisers:

RWC Asset Advisors (US) LLC

2640 South Bayshore Drive, Suite 201

Miami, Florida 33133

RWC Asset Management LLP

Verde 4th Floor,

10 Bressenden Place,

London SW1E5DH, United Kingdom

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RWC-SA-001-0900

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 6, 2025